CURRENT AND DEFERRED TAXES - Schedule of income tax (expense)/benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	$ (167,919)		$ (12,659)
Total current tax (expense) benefit	(167,919)	$ (26,263)	(12,852)
Foreign Deferred tax (expense) benefit, for tax losses compensation	0	243	17,492
Total deferred income tax	12,862	9,774	(2,090)
Income tax (expense)/benefit	(155,057)	(16,489)	(14,942)
Foreign
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	(156,303)	(54,190)	(10,410)
Total deferred income tax	4,994	5,553	(10,780)
Domestic
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	(11,616)	27,927	(2,442)
Total deferred income tax	$ 7,868	$ 3,978	$ (8,802)